INVENTORIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory write-down	$ 398	$ 502	$ 252